PROVISIONS (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Provision for seniority compensation	$ 17,874	$ 10,376
Provision for stock-based personnel benefits
Provision for performance bonds	53,947	38,510
Provision for vacations	23,039	21,800
Provision for other personnel benefits	2,716	1,906
Total	$ 97,576	$ 72,592